Vessels, Port Terminals and Other Fixed Assets, net (Tables)	12 Months Ended
Dec. 31, 2019
VESSELS, PORT TERMINALS AND OTHER FIXED ASSETS [Abstract]
Vessels, port terminal and other fixed assets, net

Tanker Vessels, Barges and Pushboats	Cost	Accumulated Depreciation	Net Book Value
Balance January 1, 2017	$475,380	$(150,040)	$325,340
Additions	5,531	(17,603)	(12,072)
Disposals	(3,585)	3,585	—
Revaluation of vessels due to termination of capital lease obligation	(5,243)	—	(5,243)

Balance December 31, 2017	$472,083	$(164,058)	$308,025
Additions	3,581	(18,528)	(14,947)
Transfers from oil storage plant and port facilities for liquid cargoes	629	—	629
Transfers from deposits for vessels, port terminal and other fixed assets, net	49,421	—	49,421

Balance December 31, 2018	$525,714	$(182,586)	$343,128
Additions	2,403	(19,038)	(16,635)
Write-down	(2,064)	866	(1,198)

Balance December 31, 2019	$526,053	$(200,758)	$325,295

Dry Port Terminals	Cost	Accumulated Depreciation	Net Book Value
Balance January 1, 2017	$80,103	$(15,823)	$64,280
Additions	4,362	(4,826)	(464)
Transfers from deposits for vessels, port terminals and other fixed assets	137,357	—	137,357

Balance December 31, 2017	$221,822	$(20,649)	$201,173
Additions	2,530	(6,806)	(4,276)
Disposals	(156)	137	(19)
Transfers to other long term-assets	(26)	—	(26)

Balance December 31, 2018	$224,170	$(27,318)	$196,852
Additions	602	(6,866)	(6,264)

Balance December 31, 2019	$224,772	$(34,184)	$190,588

Oil Storage Plant and Port Facilities for Liquid Cargoes	Cost	Accumulated Depreciation	Net Book Value
Balance January 1, 2017	$29,121	$(11,568)	$17,553
Additions	698	(411)	287

Balance December 31, 2017	$29,819	$(11,979)	$17,840
Additions	—	(478)	(478)
Transfers to tanker vessels, barges and pushboats	(629)	—	(629)

Balance December 31, 2018	$29,190	$(12,457)	$16,733
Additions	—	(320)	(320)

Balance December 31, 2019	$29,190	$(12,777)	$16,413

Other Fixed Assets	Cost	Accumulated Depreciation	Net Book Value
Balance January 1, 2017	$5,613	$(3,297)	$2,316
Additions	184	(482)	(298)
Disposals	(75)	28	(47)

Balance December 31, 2017	$5,722	$(3,751)	$1,971
Additions	1,708	(771)	937
Write-off	(34)	—	(34)

Balance December 31, 2018	$7,396	$(4,522)	$2,874
Additions	434	(438)	(4)

Balance December 31, 2019	$7,830	$(4,960)	$2,870

Total	Cost	Accumulated Depreciation	Net Book Value
Balance January 1, 2017	$590,217	$(180,728)	$409,489
Additions	10,775	(23,322)	(12,547)
Disposals	(3,660)	3,613	(47)
Transfers from deposits for vessels, port terminals and other fixed assets	137,357	—	137,357
Revaluation of vessels due to termination of capital lease obligation	(5,243)	—	(5,243)

Balance December 31, 2017	$729,446	$(200,437)	$529,009
Additions	7,819	(26,583)	(18,764)
Disposals	(156)	137	(19)
Transfers from deposits for vessels, port terminals and other fixed assets	49,421	—	49,421
Transfers to other long term-assets	(26)	—	(26)
Write-off	(34)	—	(34)

Balance December 31, 2018	$786,470	$(226,883)	$559,587
Additions	3,439	(26,662)	(23,223)
Write-down	(2,064)	866	(1,198)

Balance December 31, 2019	$787,845	$(252,679)	$535,166

Future minimum collections of Note receivable

Collections Due by Period	December 31, 2019
December 31, 2020	$114
December 31, 2021	203
December 31, 2022	40
December 31, 2023	169

Total future minimum note receivable collections	526
Less: amount representing interest	(55)

Present value of future minimum Note receivable collections (1)	$471

(1)Reflected in the balance sheet as Note receivable current and non-current.